GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GOODWILL [Abstract]
Goodwill	$ 50,217	$ 50,217	$ 50,217